CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Current assets
Cash	$ 266,462			$ 802,606					$ 22,791
Prepaid expenses				188,617
Prepaid insurance, short-term	146,926			176,312
Total Current Assets	436,596			991,223					22,791
Prepaid insurance, long-term				102,849
Marketable securities held in Trust Account	117,448,790			116,738,316
Other Assets				102,849
Deferred offering costs									469
TOTAL ASSETS	117,885,386			117,832,388					23,260
Current liabilities:
Accounts payable and accrued expenses	153,619			244,793					1,450
Income taxes payable	93,016
Total Liabilities	246,635			244,793					1,450
Commitments
Stockholders' Equity
Additional paid-in capital	916,810			1,267,993					24,712
Accumulated deficit	(354,576)			(405,732)					(3,190)
Total Stockholders' Equity	562,568	$ 705,471	$ 740,968	862,595		$ 1,136,777	$ 21,620	$ 21,710	21,810		$ 23,775
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	117,885,386			117,832,388					23,260
Common stock subject to redemption
Current liabilities:
Common stock subject to possible redemption; $0.0001 par value; 11,500,000 shares at redemption value at September 30, 2022 and December 31, 2021	117,076,183			116,725,000
Common stock not subject to redemption
Stockholders' Equity
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,336,500 shares issued and outstanding as of September 30, 2022 and December 31, 2021	$ 334			$ 334	[1]				$ 288	[1]

[1]	Included up to 375,000 shares of common stock that were subject to forfeiture depending on the extent to which the over-allotment option was exercised in full or in part by the underwriters (see Note 5). On August 10, 2021, the underwriters exercised the over-allotment option in full, thus these shares are no longer subject to forfeiture (see Note 3).